NORTHERN LIGHTS FUND TRUST IV

July 1, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust IV- Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF, Monarch Dividend Plus Index ETF, Monarch ProCap Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF
Post Effective Amendment No. 392 to the Registration Statement on Form N-1A
(File No. 333-204808, CIK No. 0001644419 )

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust IV (the “Trust”), on behalf of the Monarch Ambassador Income Index ETF, Monarch Blue Chips Elite Index ETF, Monarch Dividend Plus Index ETF, Monarch ProCap Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 392 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on June 24, 2026 (SEC Accession No. 0001580642-26-003908).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265.

Very truly yours,

/s/ Jennifer Farrell
Jennifer Farrell
Secretary

cc: JoAnn M. Strasser, Esq.